Shareholder Report, Holdings (Details)	Aug. 31, 2025
Defiance AI & Power Infrastructure ETF | GE Vernova, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Defiance AI & Power Infrastructure ETF | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Defiance AI & Power Infrastructure ETF | Quanta Services, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance AI & Power Infrastructure ETF | Vertiv Holdings Co. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Defiance AI & Power Infrastructure ETF | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Defiance AI & Power Infrastructure ETF | NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance AI & Power Infrastructure ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Defiance AI & Power Infrastructure ETF | Constellation Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Defiance AI & Power Infrastructure ETF | Hubbell, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Defiance AI & Power Infrastructure ETF | Vistra Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Defiance AI & Power Infrastructure ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
Defiance AI & Power Infrastructure ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Defiance AI & Power Infrastructure ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Defiance AI & Power Infrastructure ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Defiance AI & Power Infrastructure ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Defiance AI & Power Infrastructure ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Defiance AI & Power Infrastructure ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Defiance AI & Power Infrastructure ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance AI & Power Infrastructure ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Defiance AI & Power Infrastructure ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Defiance Gold Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Defiance Gold Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Defiance Gold Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Defiance Gold Enhanced Options Income ETF | SPDR Gold Shares, Expiration: 09/03/2025; Exercise Price: $318.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Gold Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Defiance Gold Enhanced Options Income ETF | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Defiance Gold Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
Defiance Gold Enhanced Options Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Defiance Gold Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance Large Cap ex-Mag 7 ETF | Broadcom, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Defiance Large Cap ex-Mag 7 ETF | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Defiance Large Cap ex-Mag 7 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Defiance Large Cap ex-Mag 7 ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Defiance Large Cap ex-Mag 7 ETF | Visa, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Defiance Large Cap ex-Mag 7 ETF | Netflix, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Large Cap ex-Mag 7 ETF | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Large Cap ex-Mag 7 ETF | Mastercard, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Defiance Large Cap ex-Mag 7 ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Large Cap ex-Mag 7 ETF | Walmart, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Defiance Large Cap ex-Mag 7 ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Defiance Large Cap ex-Mag 7 ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Defiance Large Cap ex-Mag 7 ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Defiance Large Cap ex-Mag 7 ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Defiance Large Cap ex-Mag 7 ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Defiance Large Cap ex-Mag 7 ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Defiance Large Cap ex-Mag 7 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Defiance Large Cap ex-Mag 7 ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Defiance Large Cap ex-Mag 7 ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Defiance Large Cap ex-Mag 7 ETF | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Defiance Nasdaq 100 Income Target ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Defiance Nasdaq 100 Income Target ETF | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Nasdaq 100 Income Target ETF | Nasdaq 100 Stock Index, Expiration: 09/02/2025; Exercise Price: $23,415.42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Nasdaq 100 Income Target ETF | NASDAQ 100 Index, Expiration: 09/02/2025; Exercise Price: $23,462.25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Nasdaq 100 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Defiance Nasdaq 100 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Defiance Nasdaq 100 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Nasdaq 100 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance Nasdaq 100 Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Defiance Nasdaq 100 Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Defiance Nasdaq 100 Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Defiance Nasdaq 100 Enhanced Options Income ETF | NASDAQ 100 Index, Expiration: 09/02/2025; Exercise Price: $23,480.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Nasdaq 100 Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Defiance Nasdaq 100 Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
Defiance Nasdaq 100 Enhanced Options Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Defiance Nasdaq 100 Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Oil Enhanced Options Income ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Defiance Oil Enhanced Options Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Defiance Oil Enhanced Options Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/03/2025; Exercise Price: $76.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
Defiance Oil Enhanced Options Income ETF | United States Oil Fund LP, Expiration: 09/03/2025; Exercise Price: $75.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Defiance Oil Enhanced Options Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
Defiance Oil Enhanced Options Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Defiance Oil Enhanced Options Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Defiance Oil Enhanced Options Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Defiance R2000 Enhanced Options & 0DTE Income ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Defiance R2000 Enhanced Options & 0DTE Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Defiance R2000 Enhanced Options & 0DTE Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Defiance R2000 Enhanced Options & 0DTE Income ETF | Russell 2000 Index, Expiration: 09/02/2025; Exercise Price: $2,375.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance R2000 Enhanced Options & 0DTE Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Defiance R2000 Enhanced Options & 0DTE Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Defiance R2000 Enhanced Options & 0DTE Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.80%
Defiance R2000 Enhanced Options & 0DTE Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Defiance S&P 500 Income Target ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Defiance S&P 500 Income Target ETF | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,460.26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance S&P 500 Income Target ETF | S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,473.18 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance S&P 500 Income Target ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Defiance S&P 500 Income Target ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Defiance S&P 500 Income Target ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Defiance S&P 500 Income Target ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | First American Government Obligations Fund - Class X, 4.22% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | United States Treasury Notes/Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,475.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.80%
Defiance S&P 500 Enhanced Options & 0DTE Income ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%